Average Annual Total Returns - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund	Dec. 30, 2024
Fidelity Value Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	19.61%
Past 5 years	16.33%
Past 10 years	9.51%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%